Related party transactions - Financial Condition accounts outstanding with EVERTEC (Details) - EVERTEC Inc. - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Accounts receivables (Other assets)	$ 5,678	$ 7,779
Deposits	(125,361)	(63,850)
Accounts payable (Other liabilities)	(2,395)	(1,290)
Total	$ (122,078)	$ (57,361)